Short-term investments	12 Months Ended
Dec. 31, 2024
Short Term Investment [Abstract]
Short-term Investments [Text Block]

9. Short-term investments

Short-term investments include guaranteed investment certificates held with Canadian financial institutions. The Company currently holds two $20.0 million guaranteed investment certificates that mature in March 2025 and June 2025, respectively.